UNAUDITED CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY - USD ($) $ in Thousands	Total		Total before Non- Controlling Interest		Share Capital		Treasury Shares	Additional Paid-in Capital	Contributed Surplus [1]	Accumulated Other Comprehensive Loss [2]	Accumulated Retained Losses		Non-Controlling Interest
Beginning balance at Dec. 31, 2019	$ 1,750,826		$ 1,498,261		$ 101,303		$ (39,098)	$ 1,876,067	$ 200,000	$ (34,866)	$ (605,145)		$ 252,565
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net (loss)/income	(206,572)		(281,683)								(281,683)		75,111
Dividends	(16,288)		0										(16,288)
Employee stock compensation	4,427		4,427		73			4,354
Forfeiture of employee stock compensation	(176)		(176)					(176)
Proceeds from subscription of equity interest in Gimi MS Corporation (note 10)	7,098		0										7,098
Repurchase and cancellation of treasury shares	(16,650)		(16,650)		(3,500)		39,098				(52,248)
Realized accumulated comprehensive losses on disposal of investment in affiliate (note 9)	0
Other comprehensive loss	(22,133)		(22,133)							(22,133)
Ending balance at Sep. 30, 2020	1,500,532		1,182,046		97,876		0	1,880,245	200,000	(56,999)	(939,076)		318,486
Beginning balance at Dec. 31, 2020	1,630,647		1,292,523		109,944		0	1,969,602	200,000	(56,073)	(930,950)		338,124
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net (loss)/income	514,804		405,842								405,842		108,962
Dividends	(28,437)		0										(28,437)
Employee stock compensation	3,244		3,244					3,244
Forfeiture of employee stock compensation	(221)		(221)					(221)
Restricted stock units	0		0		264			(264)
Proceeds from subscription of equity interest in Gimi MS Corporation (note 10)	16,872		0										16,872
Repurchase and cancellation of treasury shares	(24,484)	[3]	(24,484)	[3]	(1,985)	[3]	(24,500)				(22,499)	[3]
Realized accumulated comprehensive losses on disposal of investment in affiliate (note 9)	43,380		43,380							43,380
Other comprehensive loss, excluding loss on disposal of affiliate	(3,109)		(3,109)							(3,109)
Other comprehensive loss	40,271
Ending balance at Sep. 30, 2021	$ 2,152,696		$ 1,717,175		$ 108,223		$ 0	$ 1,972,361	$ 200,000	$ (15,802)	$ (547,607)		$ 435,521

[1]	Contributed Surplus is 'capital' that can be returned to shareholders without the need to reduce share capital, thereby giving us greater flexibility when it comes to declaring dividends.
[2]	As at September 30, 2021, and 2020, our other comprehensive loss consisted of a gain of $0.0 million and $0.2 million of pension and post-retirement benefit plan adjustments and $3.1 million and $22.3 million loss of our share of affiliates comprehensive loss from discontinued operations, respectively.
[3]	During the nine months ended September 30, 2021 we repurchased and cancelled 2.0 million of treasury shares for a consideration of $24.5 million, inclusive of brokers commission of $0.04 million.